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                            CARTER LEDYARD & MILBURN
                                  2 Wall Street
                            New York, New York 10005
                                 (212) 732-3200



                                                                 August 28, 2001


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:  UBS PaineWebber Equity Trust, Blue Chip Series 2001B
     File #333-66668
     Rule 497(j) Filing


Dear Sir/Madam:


         On behalf of the Registrant, the undersigned certifies that the form of Prospectus that would have been filed under Section 497(b) would not have differed from that contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on August 28, 2001.



                                  Very truly yours,


                                  /s/ Kathleen H. Moriarty, Esq.
                                  -----------------------------
                                                  Kathleen H. Moriarty, Esq.



cc: Patricia Mengiste